Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Cash and balances at central banks	$ 327,002	$ 403,018	$ 304,481
Due from and placements with banks and other financial institutions	104,882	83,136
Loans and advances to customers	924,854	1,045,814	1,037,987
Other financial assets	15,282	14,765
Total assets	2,966,530	2,957,939	2,984,164
Due to and placements from banks and other financial institutions	66,722	101,152
Customer accounts	1,570,303	1,710,574	1,642,780
Other liabilities	20,177	22,430
Total liabilities	2,770,502	2,751,162
Total equity	196,028	206,777	$ 204,995	$ 192,668
Bank of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks	114,390	123,194
Due from and placements with banks and other financial institutions	99,802	98,932
Loans and advances to customers	1,022,223	993,956
Other financial assets	549,364	541,577
Other assets	55,884	47,679
Total assets	1,841,663	1,805,338
Due to and placements from banks and other financial institutions	277,185	287,057
Customer accounts	1,144,297	1,099,266
Other financial liabilities	237,521	228,135
Other liabilities	35,543	40,070
Total liabilities	1,694,546	1,654,528
Total equity	$ 147,117	$ 150,810